TRANSACTIONS - Merger Sources and Uses of Funds (Details) (USD $) In Thousands, unless otherwise specified	Sep. 07, 2012
Uses [Abstract]
Rollover of OpCo Notes and capital lease obligations	$ 300,940
Merger related costs and financing fees	60,707
Merger Agreement [Member]
Sources [Abstract]
Total debt	745,940
Proceeds from Equity Contributions Used to Fund Merger	350,886
Cash Used to Fund Merger	107,602
Sources of Funds for Merger	1,204,428
Uses [Abstract]
Equity purchase price for merger	825,717
Rollover of OpCo Notes and capital lease obligations	300,940
Merger related costs and financing fees	60,707
Cash remaining on balance sheet	17,064
Total uses	1,204,428
Capital Lease Obligations [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	940
ABL Facility [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	80,000
HoldCo Notes [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	365,000
OpCo Notes [Member] | Merger Agreement [Member]
Sources [Abstract]
Total debt	300,000
Payments to Common Stockholders [Member] | Merger Agreement [Member]
Uses [Abstract]
Equity purchase price for merger	790,611
Payments for Outstanding Equity Awards [Member] | Merger Agreement [Member]
Uses [Abstract]
Equity purchase price for merger	$ 35,106